GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Sales by Geographic Area as Percentage of Total Sales
	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	%	%	%

Taiwan, R.O.C.	37	33	37
USA	23	23	25
China	21	19	18
Korea	11	17	9
Other	8	8	11
Total	100	100	100

Sales by Major Customers as Percentage of Total Sales
	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
	%	%	%

Customer A	31	26	27
Customer B	21	24	16
Customer C	9	8	13

Schedule of Long-lived assets by Geographic Location
	As of December 31,
	2 0 2 1	2 0 2 0
	%	%

Israel	74	75
US	19	20
Other	7	5
Total long-lived assets (*)	100	100